Segment Reporting - Information about Service Lines and Operations in Different Geographic Areas (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues	$ 806,400,000	$ 414,595,000	$ 476,083,000	$ 603,811,000	$ 517,338,000	$ 686,856,000	$ 647,250,000	$ 807,488,000	$ 2,300,889,000	$ 2,658,932,000	$ 3,641,624,000
Offshore Operations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									1,041,525,000	1,155,516,000	1,885,143,000
Fabrication Operations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									266,854,000	370,854,000	487,215,000
Project Services and Engineering Operations [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									314,776,000	341,084,000	337,774,000
Procurement Activities [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									677,734,000	791,478,000	931,492,000
Saudi Arabia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									616,659,000	720,879,000	1,057,930,000
Australia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									614,164,000	481,123,000	1,485,503,000
Brazil [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									290,561,000	176,475,000	87,597,000
Indonesia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									150,205,000	144,538,000
United States [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									148,606,000	126,986,000	119,785,000
Mexico [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									130,642,000	117,813,000	55,974,000
Azerbaijan [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									111,382,000	345,742,000	268,419,000
Malaysia [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									98,004,000	329,689,000	67,553,000
United Arab Emirates [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									57,249,000	19,528,000	156,395,000
Other countries [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues									$ 83,417,000	$ 196,159,000	$ 342,468,000